Provision For Lease Return Costs For Aircraft And Engines - Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision for return condition checks for aircraft under operating leases [Line Items]
Beginning balance	¥ 6,990	¥ 7,178
Accrual	373	283
Utilization	(93)	(471)
Ending balance	7,270	6,990
Less: current portion	0	(24)
Non-current portion	¥ 7,270	¥ 6,966